Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jul. 22, 2015	Jun. 30, 2015
C000097933
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Balanced ETF Portfolio
Account Value	$ 14,751	$ 13,958	$ 12,922	$ 12,445	$ 13,686	$ 11,606	$ 11,510	$ 11,039	$ 10,587	$ 9,797		$ 10,000
C000097932
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Balanced ETF Portfolio
Account Value	$ 14,392	13,653	12,659	12,233	13,483	11,466	11,394	10,958	10,534	9,771		10,000
C000112453
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Balanced ETF Portfolio
Account Value	$ 14,251	13,528	12,549	12,146	13,395	11,401	11,340	10,925	10,508	9,756		10,000
C000112454
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Balanced ETF Portfolio
Account Value	$ 13,901	13,232	12,320	11,935	13,202	11,262	11,241	10,848	10,460	9,736		10,000
C000158840
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Balanced ETF Portfolio
Account Value	$ 10,762	10,279	9,647	11,997	13,212	11,346	11,274	10,869	10,468	9,744	$ 10,000
C000097936
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Growth ETF Portfolio
Account Value	$ 15,395	14,764	13,244	12,595	14,092	11,206	11,445	11,084	10,339	9,180		10,000
C000097937
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Growth ETF Portfolio
Account Value	$ 15,008	14,427	12,988	12,376	13,889	11,062	11,324	10,996	10,280	9,158		10,000
C000112457
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Growth ETF Portfolio
Account Value	$ 14,857	14,292	12,880	12,280	13,794	11,006	11,270	10,961	10,259	9,143		10,000
C000112458
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Growth ETF Portfolio
Account Value	$ 14,502	13,987	12,627	12,076	13,596	10,868	11,163	10,886	10,206	9,117		10,000
C000158842
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Growth ETF Portfolio
Account Value	$ 14,797	14,185	12,792	12,279	13,708	11,037	11,290	10,980	10,290	9,199	10,000
C000097934
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Moderate Growth ETF Portfolio
Account Value	$ 15,343	14,526	13,212	12,630	14,060	11,474	11,534	11,126	10,469	9,438		10,000
C000097935
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Moderate Growth ETF Portfolio
Account Value	$ 14,978	14,212	12,988	12,411	13,857	11,340	11,416	11,043	10,424	9,420		10,000
C000112455
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Moderate Growth ETF Portfolio
Account Value	$ 14,822	14,077	12,881	12,315	13,770	11,273	11,369	11,003	10,397	9,401		10,000
C000112456
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Moderate Growth ETF Portfolio
Account Value	$ 14,458	13,770	12,611	12,110	13,564	11,134	11,254	10,934	10,356	9,387		10,000
C000158841
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Moderate Growth ETF Portfolio
Account Value	$ 13,631	13,187	12,721	12,197	13,602	11,246	11,313	10,966	10,380	9,422	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,037	30,424	24,426	20,424	22,850	16,229	15,096	13,672	11,954	10,139	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,037	30,424	24,426	20,424	22,850	16,229	15,096	13,672	11,954	10,139	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399		$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,037	$ 30,424	$ 24,426	$ 20,424	$ 22,850	$ 16,229	$ 15,096	$ 13,672	$ 11,954	$ 10,139	$ 10,000